Taxation - Summary of Income Tax Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax	¥ 814	¥ 604	¥ 530
Deferred income tax (note b)	11	(70)	(113)
Total income tax expense	¥ 825	¥ 534	¥ 417